Shareholder Report, Holdings (Details)	Dec. 31, 2024
MH Elite Small Cap Fund of Funds | Schwab Fundamental [Member]
Holdings [Line Items]
Percent of Total Investments	8.08%
MH Elite Small Cap Fund of Funds | Hennesey Cornerstone [Member]
Holdings [Line Items]
Percent of Total Investments	7.92%
MH Elite Small Cap Fund of Funds | Oberweis Microcap [Member]
Holdings [Line Items]
Percent of Total Investments	7.01%
MH Elite Small Cap Fund of Funds | Paradigm Microcap [Member]
Holdings [Line Items]
Percent of Total Investments	6.85%
MH Elite Small Cap Fund of Funds | Congress Smallcap [Member]
Holdings [Line Items]
Percent of Total Investments	6.75%
MH Elite Small Cap Fund of Funds | Fuller And Thaler [Member]
Holdings [Line Items]
Percent of Total Investments	6.74%
MH Elite Small Cap Fund of Funds | Invesco Small Cap Val [Member]
Holdings [Line Items]
Percent of Total Investments	6.69%
MH Elite Small Cap Fund of Funds | Natixis Vaughn Nelson [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
MH Elite Small Cap Fund of Funds | Vanguard Smallcap Val [Member]
Holdings [Line Items]
Percent of Total Investments	6.63%
MH Elite Small Cap Fund of Funds | Hood River Smallcap [Member]
Holdings [Line Items]
Percent of Total Investments	6.48%
MH Elite Small Cap Fund of Funds | Mid Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
MH Elite Small Cap Fund of Funds | Small Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
MH Elite Small Cap Fund of Funds | Small Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
MH Elite Small Cap Fund of Funds | Small Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.28%
MH Elite Small Cap Fund of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
MH Elite Small Cap Fund of Funds | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
MH Elite Fund of Funds | Shelton Capital [Member]
Holdings [Line Items]
Percent of Total Investments	9.93%
MH Elite Fund of Funds | Vanguard Tax Managed [Member]
Holdings [Line Items]
Percent of Total Investments	7.52%
MH Elite Fund of Funds | Putnam Large Cap [Member]
Holdings [Line Items]
Percent of Total Investments	7.24%
MH Elite Fund of Funds | Pear Tree Quality [Member]
Holdings [Line Items]
Percent of Total Investments	6.91%
MH Elite Fund of Funds | Putnam Multicap [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
MH Elite Fund of Funds | B N Y Mellon Dynamic [Member]
Holdings [Line Items]
Percent of Total Investments	6.87%
MH Elite Fund of Funds | Huber Select Largecap [Member]
Holdings [Line Items]
Percent of Total Investments	5.73%
MH Elite Fund of Funds | G Q G Partners [Member]
Holdings [Line Items]
Percent of Total Investments	5.61%
MH Elite Fund of Funds | Fidelity Largecap Growth [Member]
Holdings [Line Items]
Percent of Total Investments	5.49%
MH Elite Fund of Funds | T Rowe Price All Cap [Member]
Holdings [Line Items]
Percent of Total Investments	4.98%
MH Elite Fund of Funds | Mid Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
MH Elite Fund of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
MH Elite Fund of Funds | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
MH Elite Fund of Funds | Large Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.33%
MH Elite Fund of Funds | Large Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.12%
MH Elite Fund of Funds | Large Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.86%
MH Elite Fund of Funds | Mid Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
MH Elite Select Portfolio of Funds | Schwab Fundamental [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
MH Elite Select Portfolio of Funds | G Q G Partners [Member]
Holdings [Line Items]
Percent of Total Investments	9.02%
MH Elite Select Portfolio of Funds | Driehaus Emerging Mkts [Member]
Holdings [Line Items]
Percent of Total Investments	9.43%
MH Elite Select Portfolio of Funds | Thornburg Global [Member]
Holdings [Line Items]
Percent of Total Investments	9.31%
MH Elite Select Portfolio of Funds | State Street Hedged Intl [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
MH Elite Select Portfolio of Funds | W C M Focused Intl [Member]
Holdings [Line Items]
Percent of Total Investments	7.56%
MH Elite Select Portfolio of Funds | Goldman Sachs G Q G Partner [Member]
Holdings [Line Items]
Percent of Total Investments	7.55%
MH Elite Select Portfolio of Funds | Vanguard Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.96%
MH Elite Select Portfolio of Funds | Third Ave Value [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
MH Elite Select Portfolio of Funds | M F S International [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%
MH Elite Select Portfolio of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
MH Elite Select Portfolio of Funds | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
MH Elite Select Portfolio of Funds | Diversified Emerging Mkts [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.19%
MH Elite Select Portfolio of Funds | Foreign Large Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
MH Elite Select Portfolio of Funds | Foreign Large Growth [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.11%
MH Elite Select Portfolio of Funds | Foreign Large Value [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.28%
MH Elite Select Portfolio of Funds | Global Large Blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%
MH Elite Select Portfolio of Funds | Global Small Mid Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
MH Elite Select Portfolio of Funds | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.36%
MH Elite Select Portfolio of Funds | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
MH Elite Income Fund of Funds | Vanguard Tax Managed [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
MH Elite Income Fund of Funds | Victory Core Plus [Member]
Holdings [Line Items]
Percent of Total Investments	5.61%
MH Elite Income Fund of Funds | Brandywine Global [Member]
Holdings [Line Items]
Percent of Total Investments	5.58%
MH Elite Income Fund of Funds | Dodge Cox Global [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
MH Elite Income Fund of Funds | Dodge Cox Income [Member]
Holdings [Line Items]
Percent of Total Investments	5.39%
MH Elite Income Fund of Funds | Fidelity Advisor [Member]
Holdings [Line Items]
Percent of Total Investments	5.28%
MH Elite Income Fund of Funds | Fidelity Select [Member]
Holdings [Line Items]
Percent of Total Investments	4.91%
MH Elite Income Fund of Funds | Vanguard Emerging [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
MH Elite Income Fund of Funds | River Canyon Class I [Member]
Holdings [Line Items]
Percent of Total Investments	4.66%
MH Elite Income Fund of Funds | Franklin Convertible [Member]
Holdings [Line Items]
Percent of Total Investments	4.51%
MH Elite Income Fund of Funds | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
MH Elite Income Fund of Funds | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
MH Elite Income Fund of Funds | Asset Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.05%
MH Elite Income Fund of Funds | Bank Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
MH Elite Income Fund of Funds | Convertibles [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
MH Elite Income Fund of Funds | Emerging Mkt Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
MH Elite Income Fund of Funds | Global Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
MH Elite Income Fund of Funds | High Yield Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
MH Elite Income Fund of Funds | Intermediate Core Plus Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
MH Elite Income Fund of Funds | Multisector Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.54%
MH Elite Income Fund of Funds | Short Term Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.74%
MH Elite Income Fund of Funds | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%